Summary of Preliminary Fair Values, Including Measurement Period Adjustments, of Identifiable Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Goodwill	$ 1,870.7		$ 1,666.3	$ 1,594.0
Liabilities:
Less: Non-controlling interest	$ (252.3)
Autoliv Nissin Brake Systems
Assets:
Cash and cash equivalents		$ 37.7
Receivables		1.5
Inventories		33.0
Other current assets		8.0
Property, plant and equipment		138.4
Other non-current assets		0.3
Intangibles		129.0
Goodwill		217.8
Total assets		565.7
Liabilities:
Account payable		6.0
Other current liabilities		23.1
Pension liabilities		9.1
Other non-current liabilities		12.7
Total liabilities		50.9
Net assets acquired		514.8
Less: Non-controlling interest		(252.3)
Controlling interest		$ 262.5